ALLIANCE HIGH YIELD FUND

SEMI-ANNUAL REPORT
FEBRUARY 28, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                                 ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

April 29, 1999

Dear Shareholder:

This report provides a review of the investment strategy, performance and outlook for Alliance High Yield Fund (the "Fund"). The Fund's objective is to provide investors with a high current income and, to the extent consistent with that objective, capital appreciation. The Fund pursues this objective by investing primarily in a diversified mix of high-yield, below investment-grade fixed-income securities.

INVESTMENT RESULTS
The following table shows how your Fund performed during the six- and 12-month periods ended February 28, 1999. For comparison, we have also included performance for the Fund's benchmark, the First Boston High Yield Index, which is representative of the aggregate high-yield debt market.

The Fund's Class A shares returned 0.44% and -4.91% at net asset value for the six- and 12-month periods ended February 28, 1999, underperforming its respective benchmark returns of 3.48% and -1.15%. Our focus on single B-rated and zero coupon issues hurt performance, as these high-yield securities dramatically underperformed other segments of the high-yield market during the period under review.


INVESTMENT RESULTS*
Periods Ended February 28, 1999
                                         TOTAL RETURNS
                                    6 MONTHS      12 MONTHS
                                   ----------    -----------
ALLIANCE HIGH YIELD FUND
  Class A                             0.44%         -4.91%
  Class B                             0.10%         -5.60%
  Class C                             0.10%         -5.60%

FIRST BOSTON HIGH YIELD INDEX         3.48%         -1.15%


* THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS AND ARE BASED ON THE NET ASSET VALUE AS OF FEBRUARY 28, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED.

     RETURNS FOR THE FUND INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE FIRST BOSTON HIGH YIELD INDEX IS AN UNMANAGED, TRADER PRICED PORTFOLIO CONSTRUCTED TO MIRROR THE HIGH-YIELD DEBT MARKET. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


MARKET OVERVIEW
During the six months ended February 28, 1999, financial markets stabilized and recovered from the turmoil experienced in the third quarter of 1998. Despite an unprecedented wave of financial shocks both at home and abroad, overall U.S. economic growth remained strong, while inflation, interest rates and unemployment reached historic lows. Strong consumer demand and productivity growth were the driving forces behind the continuing domestic expansion. However, the manufacturing sector continued to be negatively affected by weak export markets as economies outside the U.S. continued to slow. The Federal Reserve lowered interest rates from 5.50% to 4.75% at the beginning of the period when the risk of slowing economic growth outweighed the risk of rising inflation.

The U.S. high-yield market posted moderate returns over the six-month period ended February 28, 1999. The sector posted relatively strong returns in the first half of 1998, however, investors' aversion to risk caused by financial and economic turmoil and fear of global recession significantly dampened performance. October was a particularly difficult month as high-yield credit spreads (the difference in yield between Treasury securities and non-Treasury securities) reached record levels not experienced since the recession of the early 1990s. Within the high-yield segment, lower quality corporate bonds suffered most. High-yield markets rebounded in November, but weakness persisted throughout the rest of the period resulting in a modest overall return.

INVESTMENT STRATEGY
We continued to focus on single B- and double B-rated securities. After the market turmoil of the third quarter, we selectively chose solid credits which we believed to be undervalued. We were particularly interested in the


1


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

communications sector which benefited from strong earnings and merger activity in 1998. The utility sector also provided some attractive investments as this sector benefits from its "safe haven" status during times of market volatility.

OUTLOOK
Looking forward, we believe the risk of global recession has diminished after the wave of official interest rate cuts around the world. However, we believe global growth will continue to slow and inflation will remain subdued as the consequences of excess productive capacity are felt around the world. U.S. economic activity is expected to remain strong in the near term with moderation later in the year. We expect growth to slow from the robust rate of the fourth quarter of 1998 to an estimated 3.6% for 1999. With U.S. growth remaining robust and inflation low, we do not expect any near-term changes in interest rates by the Federal Reserve.

We continue to view the high-yield sector favorably. Currently, the average high-yield index is yielding about 4.0% to 5.0% over Treasury securities. The combination of moderate growth and low inflation will help high-yield spreads to continue contracting throughout 1999. However, the importance of issuer selection will increase as the domestic economy slows and turmoil in global markets causes short-term price volatility. We will focus more on single B-rated credits with hard assets, contributed equity from the sponsor, or a large market capitalization. We are attempting to pare down the CCC-rated securities as well as some of the deferred interest securities in the portfolio. Credit selection will play a pivotal role in 1999, as default rates should slowly rise to about 3.0%-3.5%. Although 1998 was extremely volatile and most high-yield funds generated negative returns, we continue to find very compelling reasons to invest in the high-yield market in 1999.

Thank you for your continued interest and investment in Alliance High Yield Fund. We look forward to reporting its progress to you in the coming months.

Sincerely,


John D. Carifa
Chairman and President


Nelson Jantzen
Senior Vice President


Wayne Tappe
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                      ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

Alliance High Yield Fund is a diversified, open-end fund, which seeks high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Fund will pursue this objective by investing primarily in a diversified mix of high yield, below investment-grade fixed income securities involving greater volatility of price and risk of loss of principal and income than higher-quality fixed income securities.


INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 1999
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      -4.91%         -8.96%
Since Inception*              11.94%          9.37%
SEC Yield**                    9.83%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      -5.60%         -9.00%
Since Inception*              11.19%          9.71%
SEC Yield**                    9.55%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      -5.60%         -6.45%
Since Inception*              11.19%         11.19%
SEC Yield**                    9.56%


SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 1998)
                             CLASS A        CLASS B        CLASS C
                            ----------     ----------     ----------
1 Year                        -5.83%         -5.80%         -3.16%
Since Inception*               9.72%         10.21%         11.86%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 4/22/97 for all share classes.

**   SEC yields are based on SEC guidelines and are calculated on 30 days ended
February 28, 1999.


3


PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1999 (UNAUDITED)                          ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________
                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-87.3%
AUTOMOTIVE-1.9%
Breed Technologies, Inc.
  9.25%, 4/15/08 (a)                            $ 3,000    $   1,515,000
Safelite Glass Corp.
  9.875%, 12/15/06 (a)                            3,000        2,850,000
Safelite Glass Corp. Series B
  9.875%, 12/15/06                                2,000        1,910,000
Special Devices, Inc.
  11.375%, 12/15/08 (a)                           5,000        5,075,000
                                                             ------------
                                                              11,350,000

BUILDING/REAL ESTATE-2.1%
D.R. Horton, Inc.
  8.00%, 2/01/09                                  5,500        5,472,500
Lennar Corp.
  7.625%, 3/01/09                                 3,350        3,278,477
LNR Property Corp.
  10.50%, 1/15/09                                 4,000        4,060,000
                                                             ------------
                                                              12,810,977

BUSINESS SERVICES-5.1%
Coyne International Enterprises, Inc.
  11.25%, 6/01/08                                 5,000        4,925,000
Dialog Corp. PLC Series A
  11.00%, 11/15/07                                5,000        4,725,000
Employee Solutions, Inc. Series B
  10.00%, 10/15/04                                2,000        1,400,000
Intertek Finance PLC Series B
  10.25%, 11/01/06                                2,500        2,325,000
IPC Information Systems, Inc.
  10.875%, 5/01/08 (b)                            8,000        5,160,000
NEFF Corp.
  10.25%, 6/01/08                                 2,000        1,990,000
Primark Corp.
  9.25%, 12/15/08 (a)                             5,000        5,050,000
TM Group Holdings PLC
  11.00%, 5/15/08 (a)                             5,000        5,075,000
                                                             ------------
                                                              30,650,000

CABLE-2.1%
Knology Holdings, Inc.
  Warrants, expiring 10/15/02 (c)                 1,500            3,750
NTL, Inc.
  11.50%, 10/01/08 (a)                            5,000        5,650,000
OpTel, Inc. Series B
  11.50%, 7/01/08                                 3,500        3,447,500
  13.00%, 2/15/05 (d)                             2,000        2,010,049
United International Holdings, Inc.
  Series B
  10.75%, 2/15/08 (b)                             2,000        1,330,000
                                                             ------------
                                                              12,441,299

CHEMICALS-2.0%
Brunner Mond Group PLC
  11.00%, 7/15/08 (a)                             4,000        2,500,000
Climachem, Inc. Series B
  10.75%, 12/01/07                                3,000        2,985,000
Equistar Chemicals LP
  8.75%, 2/15/09 (a)                              5,000        5,131,250
Trans-Resources, Inc. Series B
  10.75%, 3/15/08                                 1,500        1,462,500
                                                             ------------
                                                              12,078,750


4


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
CONSUMER MANUFACTURING-8.8%
AAI. Fostergrant, Inc. Series B
  10.75%, 7/15/06                               $ 5,000    $   4,525,000
Bell Sports, Inc. Series B
  11.00%, 8/15/08                                 5,000        5,125,000
Derby Cycle Corp.
  10.00%, 5/15/08                                 1,500        1,402,500
Dyersburg Corp. Series B
  9.75%, 9/01/07                                  2,000        1,550,000
Generac Portable Products LLC
  11.25%, 7/01/06 (a)                             5,000        5,200,000
Hedstrom Corp.
  10.00%, 6/01/07                                 5,000        4,225,000
Home Interiors & Gifts, Inc.
  10.125%, 6/01/08                                7,000        7,070,000
Imperial Home Decorating Group Series B
  11.00%, 3/15/08                                 5,000        4,325,000
Norton McNaughton, Inc.
  12.50%, 6/01/05                                 2,000        1,690,000
Ntex, Inc.
  11.50%, 6/01/06                                 3,000        2,805,000
Outsourcing Services Group, Inc.
  10.875%, 3/01/06 (a)                            2,000        1,930,000
Polaroid Corp.
  11.50%, 2/15/06                                 4,000        4,130,000
Samsonite Corp.,
  10.75%, 6/15/08                                 7,000        5,355,000
True Temper Sports, Inc.
  10.875%,12/01/08 (a)                            4,000        3,860,000
                                                             ------------
                                                              53,192,500

ENERGY-1.3%
Bayard Drilling Technologies, Inc.
  Series B
  11.00%, 6/05/04                                 2,000        2,190,000
Chesapeake Energy Corp. Series B
  9.625%, 5/01/05                                  4000        3,160,500
Eagle Geophysical, Inc. Series B
  10.75%, 7/15/08                                 2,000        1,210,000
Gothic Energy Corp.
  Warrants, expiring 9/01/04 (c)                 14,000           14,000
Queen Sand Resources, Inc.
  12.50%, 7/01/08                                 2,000        1,210,000
                                                             ------------
                                                               7,784,500

FINANCIAL-2.0%
Metris Cos., Inc.
  10.00%, 11/01/04                                5,000        5,062,500
Willis Corroon Corp.
  9.00%, 2/01/09 (a)                              7,000        7,035,000
                                                             ------------
                                                              12,097,500

FIXED COMMUNICATIONS-15.2%
Concentric Network
  Warrants, expiring 12/15/07 (a)(c)              1,000          167,300
Econophone, Inc.
  13.50%, 7/15/07                                 4,000        4,180,000
Exodus Communications, Inc.
  11.25%, 7/01/08                                 4,500        4,725,000
GST Telecommunications, Inc.
  10.50%, 5/01/08 (a)(b)                          2,000          935,000
ICG Services, Inc.
  9.875%, 5/01/08 (b)                            10,000        5,800,000


5


PORTFOLIO OF INVESTMENTS (CONTINUED)                   ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
Intermedia Communications, Inc.
  9.50%, 3/01/09 (a)                            $   500    $     498,750
Logix Communications, Inc.
  12.25%, 6/15/08                                 5,000        4,650,000
Long Distance International, Inc.
  12.25%, 4/15/08 (a)(e)                          2,000        1,600,000
  Warrants, expiring 4/15/98 (c)                  2,000            5,000
Metronet Communications
  Warrants, expiring 8/15/07 (a)(c)               1,500           90,000
Nextlink Communications, Inc.
  10.75%, 11/15/08 (a)                            6,000        6,270,000
Northeast Optical Network, Inc.
  12.75%, 8/15/08                                 5,000        5,125,000
Pac-West Telecommunications, Inc.
  13.50%, 2/01/09 (a)                             5,000        5,037,500
Primus Telecommunications Group, Inc.
  11.25%, 1/15/09 (a)                             5,000        5,100,000
  Warrants, expiring 8/01/04 (c)                  1,000           15,000
RSL Communications PLC
  10.50%, 11/15/98 (a)                            8,500        8,627,500
Splitrock Services, Inc. Series B
  11.75%, 7/15/08                                 7,000        6,370,000
  Warrants, expiring 7/15/08 (c)                 35,000          105,000
Startec Global Communications Corp.
  12.00%, 5/15/08                                 6,000        5,460,000
  Warrants, expiring 5/15/08 (c)                  6,000            6,000
US Xchange LLC
  15.00%, 7/01/08                                 4,000        4,180,000
Verio, Inc.
  11.25%, 12/01/08 (a)                            7,500        8,100,000
Versatel Telecom BV
  13.25%, 5/15/08                                 2,000        2,130,000
  13.25%, 5/15/08 (a)(f)                          3,000        3,090,000
  Warrants, expiring 5/15/08 (c)                  5,000          200,000
Viatel, Inc.
  11.25%, 4/15/08                                 5,000        5,150,000
Winstar Communications, Inc.
  10.00%, 3/15/08                                 5,000        3,825,000
                                                             ------------
                                                              91,442,050

FOOD/BEVERAGES/TOBACCO-2.6%
Agrilink Foods, Inc.
  11.875%, 11/01/08 (a)                           4,000        4,300,000
Favorite Brands International, Inc.
  10.75%, 5/15/06 (a)                             5,000        3,075,000
Fresh Foods, Inc.
  10.75%, 6/01/06                                 3,000        2,932,500
New World Pasta Co.
  9.25%, 2/15/09 (a)                              1,500        1,518,750
Richmont Marketing Specialists, Inc.
  10.125%, 12/15/07 (a)                           5,000        3,650,000
                                                             ------------
                                                              15,476,250

GAMING-1.2%
Harrahs Operating Co., Inc.
  7.50%, 1/15/09                                  4,000        3,972,780
Hollywood Park, Inc.
  9.25%, 2/15/07 (a)                              3,200        3,228,000
                                                             ------------
                                                               7,200,780


6


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
GENERAL INDUSTRIAL-9.9%
Amtrol, Inc.
  10.625%, 12/31/06                             $ 5,000    $   4,925,000
Anchor Lamina, Inc.
  9.875%, 2/01/08                                 5,000        4,750,000
Aqua Chemical, Inc.
  11.25%, 7/01/08                                 5,000        4,350,000
AXIA, Inc.
  10.75%, 7/15/08                                 5,000        5,050,000
Glasstech, Inc.
  Warrants, expiring 6/30/04 (c)                    750              375
Hexcel Corp.
  9.75%, 1/15/09 (a)                              5,000        5,150,000
Moll Industries, Inc.
  10.50%, 7/01/08                                 5,000        5,000,000
Morris Materials Handling
  9.50%, 4/01/08                                  2,000        1,180,000
MSX International, Inc.
  11.375%, 1/15/08                                2,000        1,950,000
MVE, Inc.
  12.50%, 2/15/02 (g)                             3,000        3,225,000
Neenah Corp. Series B
  11.125%, 5/01/07                                1,000        1,050,000
  11.125%, 5/01/07 (a)                            2,000        2,100,000
Pacific Aerospace & Electronics, Inc.
  11.25%, 8/01/05 (a)                             4,000        3,220,000
Penhall Acquisition Corp.
  12.00%, 8/01/06                                 3,000        2,835,000
Russell-Stanley Holdings, Inc.
  10.875%, 2/15/09 (a)                            8,000        7,880,000
Scovill Fasteners, Inc. Series B
  11.25%, 11/30/07                                2,000        1,530,000
Tokheim Corp.
  11.375%, 8/01/08 (a)                            5,500        5,720,000
                                                             ------------
                                                              59,915,375

HEALTHCARE-0.8%
Biovail Corp. International
  10.875%, 11/15/05 (a)                           5,000        5,125,000

HOTEL & LODGING-0.5%
ITT Corp.
  6.75%, 11/15/03                                 3,000        2,753,493

LEISURE/ENTERTAINMENT-1.5%
Epic Resorts LLC Series B
  13.00%, 6/15/05                                 2,500        2,400,000
  Warrants, expiring 6/15/05 (c)                  2,500               25
Fox Family Worldwide, Inc.
  9.25%, 11/01/07                                 1,400        1,354,500
TVN Entertainment Corp.
  14.00%, 8/01/08 (a)(h)                          5,000        4,300,000
V2 Music Holdings PLC
  14.00%, 4/15/08 (a)(b)(i)                       2,500        1,162,500
  Warrants, expiring 4/15/08 (c)                  2,500            6,250
                                                             ------------
                                                               9,223,275

MEDIA-3.6%
Goss Graphic Systems, Inc.
  12.00%, 10/15/06                                8,000        2,840,000
Jones International Networks, Ltd.
  11.75%, 7/01/05                                 5,000        3,775,000
Marvel Enterprises, Inc.
  12.00%, 6/15/09 (a)                             6,000        6,090,000
Premier Graphics, Inc.
  11.50%, 12/01/05 (a)                            2,750        2,695,000
Regional Independent Media Group PLC
  10.50%, 7/01/08                                 2,500        2,512,500


7


PORTFOLIO OF INVESTMENTS (CONTINUED)                   ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
Source Media, Inc.
  12.00%, 11/01/04                              $ 2,000    $   1,550,000
T/SF Communications Corp. Series B
  10.375%, 11/01/07                               2,000        2,070,000
                                                             ------------
                                                              21,532,500

METALS/MINERALS-5.6%
Bulong Operations Property, Inc.
  12.50%, 12/15/08 (a)                            5,000        5,062,500
Centaur Mining & Exploration, Ltd.
  11.00%, 12/01/07                                5,000        4,800,000
Continental Global Group Series B
  11.00%, 4/01/07                                 5,000        4,175,000
DOE Run Resources Corp. Series B
  11.25%, 3/15/05                                 1,000          885,000
Golden Northwest Aluminium Co.
  12.00%, 12/15/06 (a)                            4,000        4,070,000
Metal Manegement, Inc.
  10.00%, 5/15/08                                 5,000        3,200,000
Murrin Murrin Holdings
  10.375%, 8/31/07                                1,250        1,131,250
Ormet Corp.
  11.00%, 8/15/08 (a)                             3,000        2,835,000
P&L Coal Holdings Corp. Series B
  9.625%, 5/15/08                                 2,000        2,045,000
Pen Holdings, Inc. Series B
  9.875%, 6/15/08                                 3,000        3,030,000
Simcala, Inc. Series B
  9.625%, 4/15/06                                 3,575        2,627,625
                                                             ------------
                                                              33,861,375

MOBILE COMMUNICATIONS-4.1%
American Mobile Satellite
  Warrants, expiring 4/01/08 (a)(c)               5,000           16,450
AMSC Acquisition Co. Inc. Series B
  12.25%, 4/01/08                                 5,000        2,475,000
Cellco Finance NV
  15.00%, 8/01/05 (a)                             3,000        2,842,500
Firstcom Corp.
  Warrants, expiring 10/27/07 (a)(c)             52,500           39,375
ICO Global Communications Holdings, Ltd.
  15.00%, 8/01/05 (j)                             5,000        3,600,000
Ionica Group PLC
  13.50%, 8/15/06                                 2,000          720,000
Iridium LLC Capital Corp.
  14.00%, 7/15/05 (k)                             6,500        5,492,500
Nextel Communications, Inc.
  12.00%, 11/01/08 (a)                            2,410        2,723,300
Price Communications Cellular
  Holdings, Inc.
  11.25%, 8/15/08 (l)                             5,305        5,039,453
TRICOM, SA
  11.375%, 9/01/04                                2,000        1,757,500
                                                             ------------
                                                              24,706,078

PAPER/PACKAGING-3.8%
Doman Industries Ltd.
  8.75%, 3/15/04                                  6,500        4,712,500
Plainwell, Inc. Series B
  11.00%, 3/01/08                                 5,000        3,950,000


8


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
Riverwood International Corp.
  10.625%, 8/01/07                              $ 4,000    $   4,090,000
Stone Container Corp.
  9.875%, 2/01/01                                 5,612        5,745,285
  10.75%, 10/01/02                                2,500        2,618,750
Sweetheart Cup, Inc.
  9.625%, 9/01/00                                 2,000        1,870,000
                                                             ------------
                                                              22,986,535

RESTAURANTS-2.6%
CKE Restaurants, Inc.
  9.125%, 5/01/09 (a)                             5,000        5,000,000
Ne Restaurant Co., Inc.
  10.75%, 7/15/08                                 6,000        5,820,000
Romacorp, Inc.
  12.00%, 7/01/06                                 5,000        5,050,000
                                                             ------------
                                                              15,870,000

RETAIL-2.1%
HMV Media Group PLC Series B
  10.25%, 5/15/08                                 5,000        5,075,001
Sonic Automotive, Inc. Series B
  11.00%, 8/01/08                                 5,200        5,226,000
United Auto Group, Inc. Series A
  11.00%, 7/15/07                                 3,000        2,325,000
                                                             ------------
                                                              12,626,001

SUPERMARKETS & DRUGS-1.2%
Di Giorgio Corp. Series B
  10.00%, 6/15/07                                 5,000        4,800,000
RAB Enterprises, Inc.
  10.50%, 5/01/05 (a)                             3,000        2,235,000
                                                             ------------
                                                               7,035,000

TECHNOLOGY-3.2%
CHS Electronics, Inc.
  9.875%, 4/15/05                                 6,500        5,882,500
Elgar Holdings, Inc.
  9.875%, 2/01/08                                 2,000        1,790,000
Filtronic PLC
  10.00%, 12/01/05 (a)                            6,000        6,180,000
Panolam Industries International, Inc.
  11.50%, 2/10/09 (a)                             3,500        3,570,000
Phase Metrics, Inc.
  10.75%, 2/01/05                                 3,000        2,115,000
                                                             ------------
                                                              19,537,500

TRANSPORTATION-3.2%
Aircraft Service International Group, Inc.
  11.00%, 8/15/05                                 3,500        3,556,875
American Commercial Lines LLC/ACL
  Series B
  10.25%, 6/30/08                                 3,000        3,120,000
Canadian Airlines Corp.
  10.00%, 5/01/05                                 2,200        1,771,000
Millenium Seacarriers, Inc.
  12.00%, 7/15/05                                 3,000        2,355,000
Oglebay Norton Co.
  10.00%, 2/01/09 (a)                             6,700        6,532,500
Trans World Airlines, Inc.
  11.375%, 3/01/06                                2,000        1,115,000
  11.50%, 12/15/04                                1,000          755,000
                                                             ------------
                                                              19,205,375


9


PORTFOLIO OF INVESTMENTS (CONTINUED)                   ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
UTILITY-0.9%
Cogentrix Energy, Inc.
  8.75%,10/15/08 (a)                            $ 5,000    $   5,375,000

Total Corporate Debt Obligations
  (cost $550,980,623)                                        526,277,113

NON-CONVERTIBLE PREFERRED STOCK-0.4%
Harborside Healthcare
  13.50%, 8/01/10 (m)
  (cost $3,181,240)                               3,206        2,532,740

TIME DEPOSIT-9.0%
Bank of New York
  4.375%, 3/01/99
  (cost $54,295,000)                             54,295       54,295,000

TOTAL INVESTMENTS-96.7%
  (cost $608,456,863)                                        583,104,853
Other assets less liabilities-3.3%                            20,106,705

NET ASSETS-100%                                            $ 603,211,558


(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, these securities amounted to $196,083,175 or 32.5% of net assets.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.

(c)  Non-income producing security.

(d)  Consists of $2,000,000 senior notes and 1,635 shares of common stock.

(e)  Security trades with warrants expiring April 13, 2008.

(f)  Security trades with warrants expiring May 15, 2008.

(g)  Security trades with warrants expiring February 15, 2002.

(h)  Security trades with warrants expiring August 1, 2008.

(i)  Security trades with warrants expiring April 15, 2008.

(j)  Security trades with warrants expiring August 1, 2005.

(k)  Security trades with warrants expiring July 15, 2005.

(l)  Paid-in-kind (PIK) Bond.

(m)  PIK preferred, quarterly stock payments.

     See notes to financial statements.


10


STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (UNAUDITED)                          ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $608,456,863)        $ 583,104,853
  Cash                                                                     707
  Receivable for investment securities sold                         65,995,625
  Interest receivable                                               12,376,384
  Receivable for capital stock sold                                 11,006,432
  Deferred organization expenses                                       179,493
  Total assets                                                     672,663,494

LIABILITIES
  Payable for investment securities purchased                       62,936,087
  Dividends payable                                                  4,136,062
  Payable for capital stock redeemed                                 1,359,585
  Distribution fee payable                                             403,391
  Advisory fee payable                                                 336,149
  Accrued expenses                                                     280,662
  Total liabilities                                                 69,451,936

NET ASSETS                                                       $ 603,211,558

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $      59,728
  Additional paid-in capital                                       658,940,067
  Distributions in excess of net investment income                    (647,684)
  Accumulated net realized loss on investments and foreign
    currency transactions                                          (29,788,543)
  Net unrealized depreciation of investments and foreign
    currency denominated assets and liabilities                    (25,352,010)
                                                                 $ 603,211,558

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($81,781,660/
    8,091,815 shares of capital stock issued and outstanding)           $10.11
  Sales charge--4.25% of public offering price                             .45
  Maximum offering price                                                $10.56

  CLASS B SHARES
  Net asset value and offering price per share
    ($430,714,271/42,653,366 shares of capital stock issued and
    outstanding)                                                        $10.10

  CLASS C SHARES
  Net asset value and offering price per share
    ($87,491,940/8,663,664 shares of capital stock issued and
    outstanding)                                                        $10.10

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($3,223,687/318,968 shares of capital stock issued and
    outstanding                                                         $10.11


See notes to financial statements.


11


STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)         ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest (net of foreign withholding taxes
    of $12,702)                                    $ 26,986,262
  Dividends                                             210,858   $ 27,197,120

EXPENSES
  Advisory fee                                        1,736,526
  Distribution fee - Class A                             91,503
  Distribution fee - Class B                          1,670,421
  Distribution fee - Class C                            327,155
  Transfer agency                                       294,162
  Registration                                          162,186
  Custodian                                             117,000
  Administrative                                         67,844
  Audit and legal                                        60,407
  Printing                                               48,377
  Amortization of organization expenses                  28,327
  Directors' fees                                        13,857
  Miscellaneous                                           5,575
  Total expenses                                                     4,623,340
  Net investment income                                             22,573,780

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Net realized loss on investment transactions                     (29,823,031)
  Net realized gain on foreign currency
    transactions                                                        34,842
  Net change in unrealized depreciation of:
    Investments                                                     11,801,502
    Foreign currency denominated assets and
      liabilities                                                       (1,004)
  Net loss on investments and foreign currency
    transactions                                                   (17,987,691)

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $  4,586,089


See notes to financial statements.


12


STATEMENT OF CHANGES IN NET ASSETS                     ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                                                SIX MONTHS ENDED   YEAR ENDED
                                                FEBRUARY 28, 1999  AUGUST 31,
                                                   (UNAUDITED)       1998
                                                  -------------  -------------
INCREASE (DECREASE)IN NET ASSETS FROM OPERATIONS
  Net investment income                           $  22,573,780  $  15,116,912
  Net realized gain (loss) on investments and
    foreign currency transactions                   (29,788,189)     8,191,402
  Net change in unrealized depreciation of
    investments and foreign currency denominated
    assets and liabilities                           11,800,498    (38,675,670)
  Net increase (decrease) in net assets from
    operations                                        4,586,089    (15,367,356)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                          (3,178,981)    (2,079,155)
    Class B                                         (16,357,015)   (10,873,437)
    Class C                                          (3,206,387)    (2,039,187)
    Advisor Class                                      (137,797)      (125,133)
  Distributions in excess of net investment
    income
    Class A                                                  -0-        (4,665)
    Class B                                                  -0-      (171,932)
    Class C                                                  -0-       (38,955)
    Advisor Class                                            -0-          (445)
  Net realized gain on investments
    Class A                                          (1,039,201)      (138,240)
    Class B                                          (5,209,050)      (888,367)
    Class C                                          (1,072,900)      (148,083)
    Advisor Class                                       (43,661)        (5,959)

CAPITAL STOCK TRANSACTIONS
  Net increase                                      264,892,018    338,777,324
  Total increase                                    239,233,115    306,896,410

NET ASSETS
  Beginning of year                                 363,978,443     57,082,033
  End of period                                   $ 603,211,558  $ 363,978,443


See notes to financial statements.


13


NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999 (UNAUDITED)                          ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance High Yield Fund, Inc. (the "Fund") was incorporated in the state of Maryland on December 19, 1996 as a diversified, open-end management investment company. Prior to commencement of operations on April 22, 1997, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10 shares each of Class A, Class B and Class C and 10,000 shares of Advisor Class for the aggregate amount of $100 each on Class A, Class B and Class C shares and $100,000 on the Advisor Class shares on February 26, 1997. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered principally to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, if any. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the United States over-the-counter market and securities listed on a national securities exchange whose primary market is believed to be over-the-counter are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Mortgage backed and asset backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker/dealers in such securities. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign exchange gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and forward currency exchange contracts, holding of foreign currencies, exchange gains


14


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of net unrealized depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. ORGANIZATION EXPENSES
Organization costs of $285,600 have been deferred and are being amortized on a straight-line basis through April, 2002.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Dividend income is recorded on ex-dividend date. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discount as adjustment to interest income.

6. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that each class's transfer agent fees and distribution fees, if any, are charged only against the assets of that class.

7. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Based on the operations of the Fund as of the semi-annual date, and its distribution policy, the Fund may have a tax return of capital at year end. At this time, the amount of this tax return of capital is not estimable.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .75 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $226,599 for the six months ended February 28, 1999.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $27,684 from the sale of Class A shares, and $410,179 and $52,011 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended February 28, 1999.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety


15


NOTES TO FINANCIAL STATEMENTS (CONTINUED)              ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $17,899,190 and $839,021, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $544,800,791 and $304,605,160, respectively, for the six months ended February 28, 1999. There were no purchases or sales of U.S. government or government agency obligations for the six months ended February 28, 1999.

At February 28, 1999, the cost of investments for federal income tax purposes was $608,689,738. Accordingly, gross unrealized appreciation of investments was $10,329,391 and gross unrealized depreciation of investments was $35,914,276, resulting in net unrealized depreciation of $25,584,885 (excluding foreign currency transactions).


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                  SIX MONTHS ENDED YEAR ENDED SIX MONTHS ENDED YEAR ENDED FEBRUARY 28, 1999 AUGUST 31, FEBRUARY 28, 1999 AUGUST 31,
                     (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            5,796,783     5,027,959   $  59,478,566   $  59,133,579
Shares issued in
  reinvestment of
  dividends and
  distributions          227,868       112,980       2,335,329       1,324,915
Shares converted
  from Class B            65,992        64,645         674,861         748,102
Shares redeemed       (2,086,071)   (1,645,740)    (21,509,436)    (19,212,486)
Net increase           4,004,572     3,559,844   $  40,979,320   $  41,994,110

CLASS B
Shares sold           21,915,779    24,230,640   $ 224,588,276   $ 284,787,774
Shares issued in
  reinvestment of
  dividends and
  distributions          742,879       344,031       7,610,226       4,028,181
Shares converted
  to Class A             (65,992)      (64,645)       (674,861)       (748,102)
Shares redeemed       (5,004,587)   (3,322,484)    (51,381,426)    (38,535,879)
Net increase          17,588,079    21,187,542   $ 180,142,215   $ 249,531,974

CLASS C
Shares sold            5,898,290     6,268,114   $  60,429,389   $  73,913,613
Shares issued in
  reinvestment of
  dividends and
  distributions          193,823        74,074       1,985,731         868,654
Shares redeemed       (1,925,208)   (2,523,883)    (19,763,865)    (29,681,577)
Net increase           4,166,905     3,818,305   $  42,651,255   $  45,100,690


16


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                  SIX MONTHS ENDED YEAR ENDED SIX MONTHS ENDED YEAR ENDED FEBRUARY 28, 1999 AUGUST 31, FEBRUARY 28, 1999 AUGUST 31,
                     (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
ADVISOR CLASS
Shares sold              198,419       224,696   $   2,035,105   $   2,660,506
Shares issued in
  reinvestment of
  dividends and
  distributions           10,702         8,780         109,733         103,247
Shares redeemed          (99,882)      (52,458)     (1,025,610)       (613,203)
Net increase             109,239       181,018   $   1,119,228   $   2,150,550


NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 1999.


17


FINANCIAL HIGHLIGHTS                                   ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                               CLASS A
                                        -------------------------------------------------------
                                         SIX MONTHS ENDED     YEAR ENDED     APRIL 22, 1997(A)
                                         FEBRUARY 28, 1999    AUGUST 31,             TO
                                            (UNAUDITED)          1998         AUGUST 31, 1997
                                         -----------------   ------------    -----------------
Net asset value, beginning of period          $10.76            $11.17            $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .52              1.03               .37
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.48)             (.27)             1.15
Net increase in net asset value from
  operations                                     .04               .76              1.52

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.54)            (1.02)             (.35)
Distributions in excess of net
  investment income                               -0-             (.01)               -0-
Distributions from net realized gains           (.15)             (.14)               -0-
Total dividends and distributions               (.69)            (1.17)             (.35)
Net asset value, end of period                $10.11            $10.76            $11.17

TOTAL RETURN
Total investment return based on net
  asset value (c)                                .44%             6.42%            15.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $81,782           $43,960            $5,889
Ratio to average net assets:
  Expenses, net of waivers/reimbursements       1.38%(d)          1.43%             1.70%(d)
  Expenses, before waivers/reimbursements       1.38%(d)          1.46%             3.11%(d)
  Net investment income, net of
    waivers/reimbursements                      5.12%(d)          8.89%             8.04%(d)
Portfolio turnover rate                           67%              311%               73%


See footnote summary on page 21.


18


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                              CLASS B
                                        -------------------------------------------------------
                                         SIX MONTHS ENDED     YEAR ENDED     APRIL 22, 1997(A)
                                         FEBRUARY 28, 1999    AUGUST 31,             TO
                                            (UNAUDITED)          1998         AUGUST 31, 1997
                                         -----------------   ------------    -----------------
Net asset value, beginning of period          $10.75            $11.17            $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .49               .96               .31
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.48)             (.28)             1.19
Net increase in net asset value from
  operations                                     .01               .68              1.50

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)             (.95)             (.33)
Distributions in excess of net
  investment income                               -0-             (.01)               -0-
Distributions from net realized gains           (.15)             (.14)               -0-
Total dividends and distributions               (.66)            (1.10)             (.33)
Net asset value, end of period                $10.10            $10.75            $11.17

TOTAL RETURN
Total investment return based on net
  asset value (c)                                .10%             5.69%            15.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $430,714          $269,426           $43,297
Ratio to average net assets:
  Expenses, net of waivers/reimbursements       2.10%(d)          2.13%             2.40%(d)
  Expenses, before waivers/reimbursements       2.10%(d)          2.16%             3.85%(d)
  Net investment income, net of
    waivers/reimbursements                      4.79%(d)          8.18%             7.19%(d)
Portfolio turnover rate                           67%              311%               73%


See footnote summary on page 21.


19


FINANCIAL HIGHLIGHTS (CONTINUED)                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                               CLASS C
                                        -------------------------------------------------------
                                         SIX MONTHS ENDED     YEAR ENDED     APRIL 22, 1997(A)
                                         FEBRUARY 28, 1999    AUGUST 31,             TO
                                            (UNAUDITED)          1998         AUGUST 31, 1997
                                         -----------------   ------------    -----------------
Net asset value, beginning of period          $10.75            $11.17            $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .49               .96               .32
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.48)             (.28)             1.18
Net increase in net asset value from
  operations                                     .01               .68              1.50

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)             (.95)             (.33)
Distributions in excess of net
  investment income                               -0-             (.01)               -0-
Distributions from net realized gains           (.15)             (.14)               -0-
Total dividends and distributions               (.66)            (1.10)             (.33)
Net asset value, end of period                $10.10            $10.75            $11.17

TOTAL RETURN
Total investment return based on net
  asset value (c)                                .10%             5.69%            15.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $87,492           $48,337            $7,575
Ratio to average net assets:
  Expenses, net of waivers/reimbursements       2.09%(d)          2.13%             2.40%(d)
  Expenses, before waivers/reimbursements       2.09%(d)          2.16%             3.84%(d)
  Net investment income, net of
    waivers/reimbursements                      4.79%(d)          8.17%             7.24%(d)
Portfolio turnover rate                           67%              311%               73%


See footnote summary on page 21.


20


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                            ADVISOR CLASS
                                        -------------------------------------------------------
                                         SIX MONTHS ENDED     YEAR ENDED     APRIL 22, 1997(A)
                                         FEBRUARY 28, 1999    AUGUST 31,             TO
                                            (UNAUDITED)          1998         AUGUST 31, 1997
                                         -----------------   ------------    -----------------
Net asset value, beginning of period          $10.76            $11.17            $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .54              1.11               .40
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.48)             (.32)             1.13
Net increase in net asset value from
  operations                                     .06               .79              1.53

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.56)            (1.05)             (.36)
Distributions in excess of net
  investment income                               -0-             (.01)               -0-
Distributions from net realized gains           (.15)             (.14)               -0-
Total dividends and distributions               (.71)            (1.20)             (.36)
Net asset value, end of period                $10.11            $10.76            $11.17

TOTAL RETURN
Total investment return based on net
  asset value (c)                                .58%             6.68%            15.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $3,224            $2,256              $321
Ratio to average net assets:
  Expenses, net of waivers/reimbursements       1.10%(d)          1.14%             1.40%(d)
  Expenses, before waivers/reimbursements       1.10%(d)          1.16%             2.82%(d)
  Net investment income, net of
    waivers/reimbursements                      5.31%(d)          9.25%             8.20%(d)
Portfolio turnover rate                           67%              311%               73%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


21


                                                       ALLIANCE HIGH YIELD FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
NELSON JANTZEN, SENIOR VICE PRESIDENT
WAYNE C. TAPPE, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
One Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672


(1)  Member of the Audit Committee.


22


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Trust Portfolio
    Treasury Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


23


ALLIANCE HIGH YIELD FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

HYFSR